Income tax (Details 3)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income tax
PRC Statutory income tax rate (as a percent)	(25.00%)	(25.00%)	(25.00%)
Effect of preferential tax rate (as a percent)	10.50%	10.40%	8.40%
Effect of tax-exempt entities (as a percent)	2.20%	0.20%	(5.10%)
Permanent differences (as a percent)	(4.00%)	(13.90%)	32.50%
Change in valuation allowance (as a percent)	(3.00%)	(2.00%)	(7.80%)
Effect of Super Deduction available to the Group (as a percent)	3.40%	5.70%	(4.90%)
Adjustments of deferred tax for changes in tax rates (as a percent)			3.60%
Effective income tax rate (as a percent)	(15.90%)	(24.60%)	1.70%